ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	$ (20)		$ 41
Investment Security Gains [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(31)
Unrealized gains and losses on held-to-maturity securities			62
Total Before Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(31)
Unrealized gains and losses on held-to-maturity securities			62
Income Tax Expense Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(11)
Unrealized gains and losses on held-to-maturity securities			21
Net Of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(20)
Unrealized gains and losses on held-to-maturity securities			$ 41